Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Jan. 14, 2022
Summary of Significant Accounting Policies
Cash	$ 475,809		$ 3,913	$ 475,809
Common stock subject to possible redemption, shares outstanding						11,500,000
Deferred offering costs	$ 0		$ 323,116	$ 0
Effective tax rate	(27.19%)	0.00%	0.00%	(8.97%)	0.00%
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits	$ 0		$ 0	$ 0
Unrecognized tax benefits, income tax penalties and interest accrued	0		0	0
Federal depositary insurance coverage	$ 250,000		$ 250,000	$ 250,000